(33) FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset
Cash and cash equivalents	R$ 1,891,457	R$ 3,249,642	R$ 6,164,997	R$ 5,682,802
Derivatives	309,484	444,029
Liability
Borrowings - principal and interest	2,446,113	3,589,607
Derivatives	8,139	R$ 10,230
Carrying Amount [Member]
Asset
Financial assets	9,978,598
Liability
Financial liability	20,408,602
At fair value [member]
Asset
Financial assets	9,978,598
Liability
Financial liability	20,427,139
Level 1 [Member] | Carrying Amount [Member]
Asset
Cash and cash equivalents	342,346
Level 1 [Member] | At fair value [member]
Asset
Cash and cash equivalents	342,346
Level 2 [Member] | Carrying Amount [Member]
Asset
Cash and cash equivalents	1,549,111
Derivatives	640,625
Liability
Borrowings - principal and interest	5,804,704
Borrowings - principal and interest	5,631,255
Debentures - Principal and interest	8,506,478
Debentures - Principal and interest	434,367
Derivatives	31,798
Level 2 [Member] | At fair value [member]
Asset
Cash and cash equivalents	1,549,111
Derivatives	640,625
Liability
Borrowings - principal and interest	5,778,656
Borrowings - principal and interest	5,631,255
Debentures - Principal and interest	8,551,063
Debentures - Principal and interest	434,367
Derivatives	31,798
Level 3 [Member] | Carrying Amount [Member]
Asset
Derivatives - zero-cost collar	16,367
Concession financial asset - distribution	7,430,149
Level 3 [Member] | At fair value [member]
Asset
Derivatives - zero-cost collar	16,367
Concession financial asset - distribution	R$ 7,430,149